Related Party Transactions (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Allowance for doubtful accounts, beginning balance	$ 140,282
Allowance for doubtful accounts, ending balance	470,648	$ 140,282
Related Parties [Member]
Related Party Transaction [Line Items]
Allowance for doubtful accounts, beginning balance	135,946	2,258
Increase		130,904
Decrease	(128,631)
Effects of foreign exchange rate	(7,315)	2,784
Allowance for doubtful accounts, ending balance		$ 135,946